UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jove Partners, L.P.
           --------------------------------------------------
Address:   595 Madison Avenue
           --------------------------------------------------
           34th Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Citron
           --------------------------------------------------
Title:     President/CEO
           --------------------------------------------------
Phone:     212 688-7070
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Joel Citron              New York, New York       February 14, 2008
    ------------------------   -------------------------   --------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            25
                                               -------------

Form 13F Information Table Value Total:          $ 156,028
                                               ------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
----------------------------- ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
----------------------------- ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
AMERICAN ORIENTAL BIOENGR IN  COM             028731107     2,216    200,000   SH        SOLE               200,000     0        0
BERKSHIRE HATHAWAY INC DEL    CL A            084670108     9,912         70   SH        SOLE                    70     0        0
BURLINGTON NORTHN SANTA FE C  COM             12189T104     4,994     60,000   SH        SOLE                60,000     0        0
WAL MART STORES INC           COM             931142103    15,000      3,000   SH  CALL  SOLE                 3,000     0        0
COMCAST CORP NEW              CL A            20030N101     1,250        500   SH  CALL  SOLE                   500     0        0
CENTRAL EUROPEAN DIST CORP    COM             153435102    11,616    200,000   SH        SOLE                200,000    0        0
DELL INC                      COM             24702R101     6,128    250,000   SH        SOLE                250,000    0        0
DTS INC                       COM             23335C101     5,753    225,000   SH        SOLE                225,000    0        0
EMPLOYERS HOLDINGS INC        COM             292218104     5,849    350,000   SH        SOLE                350,000    0        0
HAIN CELESTIAL GROUP INC      COM             405217100     2,091     65,335   SH        SOLE                 65,335    0        0
IDEARC INC                    COM             451663108     5,619    320,000   SH        SOLE                320,000    0        0
JACKSON HEWITT TAX SVCS INC   COM             468202106    17,488    550,800   SH        SOLE                550,800    0        0
LEGG MASON INC                COM             524901105     3,292     45,000   SH        SOLE                 45,000    0        0
LIBERTY MEDIA HDLG CORP       INT COM SER A   53071M104    12,879    675,000   SH        SOLE                675,000    0        0
LIFETIME BRANDS INC           COM             53222Q103    12,656    975,000   SH        SOLE                975,000    0        0
MATRIXX INITIATIVES INC       COM             57685L105     6,958    500,200   SH        SOLE                500,200    0        0
MDC PARTNERS INC              CL A SUB VTG    552697104       974    100,000   SH        SOLE                100,000    0        0
PINNACLE AIRL CORP            COM             723443107     4,575    300,000   SH        SOLE                300,000    0        0
ROSETTA RESOURCES INC         COM             777779307     2,181    110,000   SH        SOLE                110,000    0        0
SAIC INC                      COM             78390X101     7,042    350,000   SH        SOLE                350,000    0        0
SALLY BEAUTY HLDGS INC        COM             79546E104     3,982    440,000   SH        SOLE                440,000    0        0
TARGET CORP                   COM             87612E106     3,250     65,000   SH        SOLE                 65,000    0        0
TRANSALTA CORP                COM             89346D107     4,185    125,000   SH        SOLE                125,000    0        0
WESTERN UN CO                 COM             959802109     3,156    130,000   SH        SOLE                130,000    0        0
ZEP INC                       COM             98944B108     2,982    215,000   SH        SOLE                215,000    0        0
